Other Gain (Loss)	12 Months Ended
Dec. 31, 2018
Other Gain (Loss) [Abstract]
Other (Loss) Gain

13.	OTHER LOSS
Other loss recorded in net (loss) earnings for the years ended:

	December 31,	December 31,
	2018	2017
Reduction of obligation to renounce flow-through exploration expenditures	$0.6	$2.3
Unrealized loss on non-hedging derivatives	(0.4)	(0.3)
Loss on disposal of assets	(6.1)	(1.9)
Transaction costs related to the Richmont acquisition (note 5)	—	(3.8)
Share-based compensation related of replacement awards related to Richmont (note 5)	—	(1.3)
Other	(2.5)	1.9
	($8.4)	($3.1)